Restatement of previously issued Financial Statements - Schedule of Condensed Cash Flow Statement (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net Income	$ 756,761	$ 2,841,134	$ 4,296,567
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	248,146	174,440	207,760
Amortization expense	15,118	12,086	15,706
Provision for credit losses	190,983	22,837	128,554
Impairment of inventories	6,713	42,544	95,136
Deferred Income Tax Expense (Benefit)	74,616	(14,816)	(31,896)
Amortization of operating lease right-of-use assets	154,455	120,053	119,242
Amortization of finance lease right-of-use assets		12,296	18,913
Loss from disposal of property and equipment		3,310
Changes in operating assets and liabilities
Accounts and notes receivable	(1,371,684)	651,386	(867,626)
Accounts receivable - related parties	(218,421)	60,552	(134,833)
Prepayments	275,082	221,842	4,628
Prepayments - related parties	(1,004,692)	(3,117)	(44,822)
Inventories	(909,054)	300,042	(513,851)
Other receivables and other current assets	(52,168)	275,108	(250,722)
Prepaid expenses and deposits	(1,107)	(23,274)
Operating lease receivable - related party		104,540	(27,262)
Accounts payable	(25,698)	(386,154)	554,798
Accounts payable - related party	392,777	57,673	(149,969)
Contract liabilities	2,146,876	(702,924)	1,608,032
Accrued expenses and other payables	307,405	(226,528)	518,108
Operating lease liabilities	(34,652)
Operating lease liabilities - related parties	(204,940)	(155,005)	(95,283)
Taxes payable	(295,495)	250,042	535,146
Net cash provided by operating activities	451,021	3,638,067	5,986,326
Cash flows from investing activities:
Purchases of property, plant and equipment	(43,254)	(145,699)	(206,345)
Deposit for long-term investment		(222,916)
Purchase of intangible assets	(37,993)
Loans to related parties	(677,765)	(1,655,820)	(1,146,420)
Repayments from related parties	677,267	1,920,315	339,170
Net cash used in investing activities	(81,745)	(104,120)	(1,013,595)
Cash flows from financing activities:
Borrowings from related parties	1,587,015	250,166	129,697
Repayments to related parties	(1,511,509)	(1,956,190)	(397,350)
Repayments from loans receivable - related parties		3,812,241
Proceeds from bank loan	282,450	762,372	601,476
Repayments to bank loan	(1,218,164)	(1,264,754)	(500,430)
Proceeds from third party loan			427,854
Repayments to third party loan	(194,226)	(195,317)
Repayments to related party loans		(435,193)
Repayments of finance lease liabilities		(36,097)	(274,668)
Distribute dividends to shareholders	(1,275,902)	(1,654,389)
Deferred IPO costs	(474,972)	(680,125)
Net cash used in financing activities	(2,805,308)	(1,397,286)	(13,421)
Effect of exchange rate change on cash	108,141	(342,913)	280,880
Net change in cash	(2,327,891)	1,793,748	5,240,190
Cash - beginning of the year	13,130,296	11,336,548	6,096,358
Cash - end of the year	10,802,405	13,130,296	11,336,548
Supplemental disclosure of cash flow information:
Interest paid	91,276	155,054	193,387
Income tax paid	664,259	390,936	268,077
Supplemental non-cash information:
Finance lease right-of-use assets obtained in exchange for finance lease liabilities			312,322
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	391,309	119,662
Other receivables - related party offset with other payables - related party upon execution of offset agreement	381,710		2,362,044
Dividends declared to offset with loans receivable - related parties upon execution of offset agreement		951,209
As Previously Reported [Member]
Cash flows from operating activities:
Net Income	815,647	2,882,147	4,108,445
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	218,148	128,517	207,760
Amortization expense	15,118	12,086	15,706
Provision for credit losses	190,983	22,837	128,554
Impairment of inventories	6,713	42,544	95,136
Deferred Income Tax Expense (Benefit)	74,616	(14,816)	(31,896)
Amortization of operating lease right-of-use assets	154,455	120,053	119,242
Amortization of finance lease right-of-use assets	0	97,801	210,303
Loss from disposal of property and equipment	0	3,310	0
Changes in operating assets and liabilities
Accounts and notes receivable	(1,371,684)	651,386	(867,626)
Accounts receivable - related parties	(218,421)	60,552	(134,833)
Prepayments	275,082	221,842	4,628
Prepayments - related parties	(1,004,692)	(3,117)	(44,822)
Inventories	(909,054)	300,042	(513,851)
Other receivables and other current assets	(52,168)	275,108	(250,722)
Prepaid expenses and deposits	(1,107)	(23,274)
Operating lease receivable - related party	0	104,540	(27,262)
Accounts payable	(25,698)	(386,154)	554,798
Accounts payable - related party	392,777	57,673	(149,969)
Contract liabilities	2,146,876	(702,924)	1,608,032
Accrued expenses and other payables	307,405	(226,528)	518,108
Operating lease liabilities	(34,652)	0	0
Operating lease liabilities - related parties	(204,940)	(155,005)	(95,283)
Taxes payable	(324,383)	169,447	531,878
Net cash provided by operating activities	451,021	3,638,067	5,986,326
Cash flows from investing activities:
Purchases of property, plant and equipment	(43,254)	(145,699)	(206,345)
Deposit for long-term investment	0	(222,916)	0
Purchase of intangible assets	(37,993)	0	0
Loans to related parties	(677,765)	(1,655,820)	(1,146,420)
Repayments from related parties	677,267	1,920,315	339,170
Net cash used in investing activities	(81,745)	(104,120)	(1,013,595)
Cash flows from financing activities:
Borrowings from related parties	1,587,015	250,166	129,697
Repayments to related parties	(1,511,509)	(1,956,190)	(397,350)
Repayments from loans receivable - related parties	0	3,812,241	0
Proceeds from bank loan	282,450	762,372	601,476
Repayments to bank loan	(1,218,164)	(1,264,754)	(500,430)
Proceeds from third party loan	0	0	427,854
Repayments to third party loan	(194,226)	(195,317)	0
Repayments to related party loans	0	(435,193)	0
Repayments of finance lease liabilities	0	(36,097)	(274,668)
Distribute dividends to shareholders	(1,275,902)	(1,654,389)	0
Deferred IPO costs	(474,972)	(680,125)	0
Net cash used in financing activities	(2,805,308)	(1,397,286)	(13,421)
Effect of exchange rate change on cash	108,141	(342,913)	280,880
Net change in cash	(2,327,891)	1,793,748	5,240,190
Cash - beginning of the year	13,130,296	11,336,548	6,096,358
Cash - end of the year	10,802,405	13,130,296	11,336,548
Supplemental disclosure of cash flow information:
Interest paid	91,276	155,054	193,387
Income tax paid	664,259	390,936	268,077
Supplemental non-cash information:
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	0	0	312,322
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	391,309	119,662	0
Other receivables - related party offset with other payables - related party upon execution of offset agreement	381,710	0	2,362,044
Dividends declared to offset with loans receivable - related parties upon execution of offset agreement	0	951,209	0
Restatement adjustment [Member]
Cash flows from operating activities:
Net Income	(58,886)	(41,013)	188,122
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	29,998	45,923	0
Amortization expense	0	0	0
Provision for credit losses	0	0	0
Impairment of inventories	0	0	0
Deferred Income Tax Expense (Benefit)	0	0	0
Amortization of operating lease right-of-use assets	0	0	0
Amortization of finance lease right-of-use assets	0	(85,505)	(191,390)
Loss from disposal of property and equipment	0	0	0
Changes in operating assets and liabilities
Accounts and notes receivable	0	0	0
Accounts receivable - related parties	0	0	0
Prepayments	0	0	0
Prepayments - related parties	0	0	0
Inventories	0	0	0
Other receivables and other current assets	0	0	0
Prepaid expenses and deposits	0	0
Operating lease receivable - related party	0	0	0
Accounts payable	0	0	0
Accounts payable - related party	0	0	0
Contract liabilities	0	0	0
Accrued expenses and other payables	0	0	0
Operating lease liabilities	0	0	0
Operating lease liabilities - related parties	0	0	0
Taxes payable	28,888	80,595	3,268
Net cash provided by operating activities	0	0	0
Cash flows from investing activities:
Purchases of property, plant and equipment	0	0	0
Deposit for long-term investment	0	0	0
Purchase of intangible assets	0	0	0
Loans to related parties	0	0	0
Repayments from related parties	0	0	0
Net cash used in investing activities	0	0	0
Cash flows from financing activities:
Borrowings from related parties	0	0	0
Repayments to related parties	0	0	0
Repayments from loans receivable - related parties	0	0	0
Proceeds from bank loan	0	0	0
Repayments to bank loan	0	0	0
Proceeds from third party loan	0	0	0
Repayments to third party loan	0	0	0
Repayments to related party loans	0	0	0
Repayments of finance lease liabilities	0	0	0
Distribute dividends to shareholders	0	0	0
Deferred IPO costs	0	0	0
Net cash used in financing activities	0	0	0
Effect of exchange rate change on cash	0	0	0
Net change in cash	0	0	0
Cash - beginning of the year	0	0	0
Cash - end of the year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	0	0	0
Income tax paid	0	0	0
Supplemental non-cash information:
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	0	0	0
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	0	0	0
Other receivables - related party offset with other payables - related party upon execution of offset agreement	0	0	0
Dividends declared to offset with loans receivable - related parties upon execution of offset agreement	0	0	0
As restated [Member]
Cash flows from operating activities:
Net Income	756,761	2,841,134	4,296,567
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	248,146	174,440	207,760
Amortization expense	15,118	12,086	15,706
Provision for credit losses	190,983	22,837	128,554
Impairment of inventories	6,713	42,544	95,136
Deferred Income Tax Expense (Benefit)	74,616	(14,816)	(31,896)
Amortization of operating lease right-of-use assets	154,455	120,053	119,242
Amortization of finance lease right-of-use assets	0	12,296	18,913
Loss from disposal of property and equipment	0	3,310	0
Changes in operating assets and liabilities
Accounts and notes receivable	(1,371,684)	651,386	(867,626)
Accounts receivable - related parties	(218,421)	60,552	(134,833)
Prepayments	275,082	221,842	4,628
Prepayments - related parties	(1,004,692)	(3,117)	(44,822)
Inventories	(909,054)	300,042	(513,851)
Other receivables and other current assets	(52,168)	275,108	(250,722)
Prepaid expenses and deposits	(1,107)	(23,274)
Operating lease receivable - related party	0	104,540	(27,262)
Accounts payable	(25,698)	(386,154)	554,798
Accounts payable - related party	392,777	57,673	(149,969)
Contract liabilities	2,146,876	(702,924)	1,608,032
Accrued expenses and other payables	307,405	(226,528)	518,108
Operating lease liabilities	(34,652)	0	0
Operating lease liabilities - related parties	(204,940)	(155,005)	(95,283)
Taxes payable	(295,495)	250,042	535,146
Net cash provided by operating activities	451,021	3,638,067	5,986,326
Cash flows from investing activities:
Purchases of property, plant and equipment	(43,254)	(145,699)	(206,345)
Deposit for long-term investment	0	(222,916)	0
Purchase of intangible assets	(37,993)	0	0
Loans to related parties	(677,765)	(1,655,820)	(1,146,420)
Repayments from related parties	677,267	1,920,315	339,170
Net cash used in investing activities	(81,745)	(104,120)	(1,013,595)
Cash flows from financing activities:
Borrowings from related parties	1,587,015	250,166	129,697
Repayments to related parties	(1,511,509)	(1,956,190)	(397,350)
Repayments from loans receivable - related parties	0	3,812,241	0
Proceeds from bank loan	282,450	762,372	601,476
Repayments to bank loan	(1,218,164)	(1,264,754)	(500,430)
Proceeds from third party loan	0	0	427,854
Repayments to third party loan	(194,226)	(195,317)	0
Repayments to related party loans	0	(435,193)	0
Repayments of finance lease liabilities	0	(36,097)	(274,668)
Distribute dividends to shareholders	(1,275,902)	(1,654,389)	0
Deferred IPO costs	(474,972)	(680,125)	0
Net cash used in financing activities	(2,805,308)	(1,397,286)	(13,421)
Effect of exchange rate change on cash	108,141	(342,913)	280,880
Net change in cash	(2,327,891)	1,793,748	5,240,190
Cash - beginning of the year	13,130,296	11,336,548	6,096,358
Cash - end of the year	10,802,405	13,130,296	11,336,548
Supplemental disclosure of cash flow information:
Interest paid	91,276	155,054	193,387
Income tax paid	664,259	390,936	268,077
Supplemental non-cash information:
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	0	0	312,322
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	391,309	119,662	0
Other receivables - related party offset with other payables - related party upon execution of offset agreement	381,710	0	2,362,044
Dividends declared to offset with loans receivable - related parties upon execution of offset agreement	$ 0	$ 951,209	$ 0